Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 282,704	₩ 244,796	₩ 93,078
Interest expense	(268,225)	(296,874)	(302,464)
Dividend income	15,354	11,146	6,212
Total		(116,643)	(150,420)
Other comprehensive income (loss) for the year	172,338	(54,628)	(68,288)
Reclassified to profit or loss from other comprehensive income for the year	(44,684)	(44,279)
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on disposal	2,664
Gain (loss) on valuation	(1,936)
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transaction		20,678
Gain (loss) on valuation	4,949	42,195	(145,885)
Other comprehensive income (loss) for the year	20,742	(2,810)	(66,624)
Reclassified to profit or loss from other comprehensive income for the year	(5,080)	(28,388)	91,698
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	(223,974)	(296,894)	(302,464)
Loss on repayment		(15)
Gain (loss) foreign currency transaction	(20,958)	(30,956)	62,347
Gain (loss) on foreign currency translation	(75,502)	(66,050)	225,695
Total	214,063
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	79,838	93,233	108,608
Gain (loss) foreign currency transaction	32,293	19,396	(11,949)
Gain (loss) on foreign currency translation	(474)	(2,901)	(12,354)
Gain (loss) on disposal	(43)	44	(20,351)
Gain (loss) on valuation	(59,947)	(110,544)	(44,219)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	5,634	9,194
Dividend income	1,096	1,207
Gain (loss) foreign currency transaction	(27)
Gain (loss) on disposal	5,115	1,713
Gain (loss) on valuation	4,334	10,768
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	217,355	163,390
Dividend income	2,312	1,704
Gain (loss) on disposal	(11,247)	(13,818)
Impairment loss	(304)	(2,416)
Other comprehensive income (loss) for the year	167,152	43,811
Asset at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Dividend income			1
Gain (loss) on disposal			153
Gain (loss) on valuation			(464)
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on transaction	6,332	7,272	(58,569)
Gain (loss) on valuation	56,537	22,065	(63,640)
Other comprehensive income (loss) for the year	46,806	20,078	(44,429)
Reclassified to profit or loss from other comprehensive income for the year	₩ (39,604)	(15,891)	50,231
Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Interest income			453
Dividend income			5,174
Gain (loss) on disposal			89,598
Impairment loss			(6,137)
Other comprehensive income (loss) for the year			51,235
Reclassified to profit or loss from other comprehensive income for the year			(55,450)
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation		₩ (2,708)	₩ (3,078)